Related Party Balances and Transactions - Schedule of Other Payables — Related Parties (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Ms. Li [Member]
Schedule of Other Payables — Related Parties [Line Items]
Related party transaction, relationship to the company	Controlling Shareholder
Other payables	$ 43,769	¥ 301,922	¥ 1,363,693
Meridian Industries Limited (”MIL”) [Member]
Schedule of Other Payables — Related Parties [Line Items]
Related party transaction, relationship to the company	Common controlled by Mr. Ko and Ms. Li
Other payables	$ 138,213	953,391	897,914
Meridian Group Holdings Limited [Member]
Schedule of Other Payables — Related Parties [Line Items]
Related party transaction, relationship to the company	An intermediate holding company of Ping An
Other payables
Wisewing International Ltd (“Wisewing”) [Member]
Schedule of Other Payables — Related Parties [Line Items]
Related party transaction, relationship to the company	Controlled by Mr. Ko
Other payables	$ 26,473	182,613	672,476
Meridian (Shenzhen) Holdings Co., Ltd. (“MDSZ”) [Member]
Schedule of Other Payables — Related Parties [Line Items]
Related party transaction, relationship to the company	Controlled by Mr. Ko
Other payables	$ 231,952	1,600,000
Related Party [Member]
Schedule of Other Payables — Related Parties [Line Items]
Other payables	$ 440,407	¥ 3,037,926	¥ 2,934,083